PREPAID EXPENSES	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Prepaid Expense, Current [Abstract]
PREPAID EXPENSES

NOTE 3 – PREPAID EXPENSES

Prepaid expenses relate to prepayment made for future services in advance and will be expensed over time as the benefit of the services is received in the future, expected within one year.

Prepaid expenses consisted of the following at November 30, 2017 and August 31, 2017

	November 30,	August 31,
	2017	2017
Legal and regulatory fees	$57,073	$94,573
Marketing and branding	579,967	164,667
Rent expense	8,200	22,250
Professional fees	-	3,794
	$645,240	$285,284

NOTE 3 – PREPAID EXPENSES

Prepaid expenses relate to prepayment made for future services in advance and will be expensed over time as the benefit of the services is received in the future, expected within one year.

Prepaid expenses consisted of the following at August 31, 2017 and 2016:

	August 31,	August 31,
	2017	2016
Legal and regulatory fees	$94,573	$9,167
Advertising and promotion	164,667	-
Rent expense	22,250	-
Professional fees	3,794	-
Total prepaid expenses	$285,284	$9,167